Common Stock Warrants Outstanding	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Common Stock Warrants Outstanding

9. Common Stock Warrants Outstanding

A summary of equity-classified common stock warrant activity for the nine months ended September 30, 2017 is as follows:

			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2016	11,623,957	$1.93	4.6

Issued	3,594,639	$2.10
Exercised	(6,816,850)	$1.10
Expired	—	—

Outstanding at September 30, 2017	8,401,746	$2.68	4.2

All warrants outstanding at September 30, 2017 are exercisable, except for the 2,160,000 warrants issued on March 31, 2017, which first became exercisable for a five-year period commencing on October 1, 2017. The intrinsic value of equity-classified common stock warrants outstanding at September 30, 2017 was $378,337.

11. Common Stock Warrants Outstanding

On September 29, 2016, the Company effected a one-for-three reverse stock split of all common shares outstanding. The following per share amounts and share numbers have been adjusted for this reverse stock split as if it had occurred on December 31, 2014.

A summary of equity-classified common stock warrant activity, for warrants other than those underlying unexercised overallotment option warrants, during 2015 and 2016 is as follows:

			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2014	203,047	$29.79	3.8

Issued	2,666,666	$4.68
Exercised	(2,085,483)	$4.68
Expired	—	—

Outstanding at December 31, 2015	784,230	$11.18	3.8

Issued	10,890,657	$1.40
Exercised	—	—
Expired	(50,900)	$30.00

Outstanding at December 31, 2016	11,623,987	$1.93	4.6

Further information about equity-classified common stock warrants, for warrants other than those underlying unexercised overallotment option warrants, outstanding and exercisable at December 31, 2016 is as follows:

		Weighted
Weighted		Average
Average	Total Shares	Contractual
Exercise Price	Outstanding	Life (in years)
$1.10	9,727,131	4.8
$3.90	1,163,526	4.3
$4.68	581,183	3.1
$14.16	17,655	7.3
$30.00	102,826	2.1
$37.50	31,666	2.1

	11,623,987

The intrinsic value of equity-classified common stock warrants outstanding and exercisable at December 31, 2016 was zero.

Subsequent to December 31, 2016, the Company received approximately $5.3 million of cash proceeds upon the exercise of 4,780,850 common stock warrants with an exercise price of $1.10 per share issued in connection with the Company’s public offering in October 2016.